Staff costs - Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Average headcount and number of offices
Wages and salaries	€ 8,095	€ 9,020	€ 8,824
Social security costs	1,277	1,426	1,412
Additions to provisions for defined benefit pension plans (note 25)	76	72	84
Contributions to defined contribution pension funds	283	292	287
Other Staff costs	1,052	1,331	1,258
Total personnel expenses	€ 10,783	€ 12,141	€ 11,865